Commitments & Contingencies (Q1) (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 09, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments & contingencies [Line Items]
Granted Term	45 days
Underwriting cash discount per unit		$ 0.2	$ 0.2
Underwriter cash discount		$ 9,700,000	$ 9,700,000
Deferred commission per unit		$ 0.35	$ 0.35
Deferred underwriting commissions		$ 16,905,000	$ 16,905,000	$ 16,905,000
Advisor [Member]
Commitments & contingencies [Line Items]
Cash			500,000
Common stock			250,000
Over-Allotment Units
Commitments & contingencies [Line Items]
Number of units issued	6,300,000
Initial Public Offering
Commitments & contingencies [Line Items]
Number of units issued	48,300,000
Deferred underwriting commissions	$ 16,900,000	$ 16,900,000	$ 16,900,000